Property, Plant and Equipment (Changes in the Liability for Generation of AROs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Balance at January 1	$ 9.4	$ 15.1
Asset Retirement Obligation, Revision of Estimate	3.4	(2.6)
Accretion expense	0.2	0.3
Settlements	0.0	(3.4)
Balance at December 31	$ 13.0	$ 9.4